WRL LETTERHEAD




                                                     November 16, 1999



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      Western Reserve Life Assurance Co. of Ohio
                  WRL Series Annuity Account
                  WRL Freedom Access
                  File No. 333-84773/811-5672

         CIK No.  0000841056

Dear Commissioners:

         On behalf of Western Reserve Life Assurance Co. of Ohio ("Western Reserve") and the WRL Series Annuity Account (the "Account"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the Statement of Additional Information ("SAI") for certain deferred variable annuity contracts offered by Western Reserve through the Account, otherwise required to be filed under paragraph (c) of Rule 497, would not have differed from the form of the SAI contained in the Form N-4 registration statement for the Account (the "Registration Statement"). The Registration Statement was filed electronically with the Securities and Exchange Commission on October 26, 1999 via EDGAR.

                                                     Sincerely,


                                                     /s/ Priscilla I. Hechler
                                                     ------------------------
                                                     Priscilla I. Hechler
                                                     Assistant Vice President
                                                     and Assistant Secretary

cc:      Thomas E. Pierpan, Esq.
         Mary Jane Wilson-Bilik, Esq.